Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Revenue From Contracts with Customers [Abstract]
Revenue from contracts with customers by product and segment
For the year ended December 31, 2020, revenue from contracts with customers by product and segment was as follows:

	Turkey	Canada	Greece	Total

Gold revenue - doré	$403,823	$256,069	$—	$659,892
Gold revenue - concentrate	181,727	—	100,928	282,655
Silver revenue - doré	2,194	1,198	—	3,392
Silver revenue - concentrate	3,981	—	24,029	28,010
Lead concentrate	—	—	18,285	18,285
Zinc concentrate	—	—	36,993	36,993
Revenue from contracts with customers	$591,725	$257,267	$180,235	$1,029,227
Gain (loss) on revaluation of derivatives in trade receivables	(3,537)	—	995	(2,542)
	$588,188	$257,267	$181,230	$1,026,685

For the year ended December 31, 2019, revenue from contracts with customers by product and segment was as follows:

	Turkey	Canada	Greece	Total

Gold revenue - doré	$196,590	$124,760	$—	$321,350
Gold revenue - concentrate	149,841	—	57,419	207,260
Silver revenue - doré	1,191	522	—	1,713
Silver revenue - concentrate	2,793	—	14,795	17,588
Lead concentrate	—	—	24,943	24,943
Zinc concentrate	—	—	43,067	43,067
Revenue from contracts with customers	$350,415	$125,282	$140,224	$615,921
Gain (loss) on revaluation of derivatives in trade receivables	1,970	—	(68)	1,902
	$352,385	$125,282	$140,156	$617,823